Trade and Other Receivables	6 Months Ended
Jun. 30, 2020
Trade and other receivables [abstract]
Trade and Other Receivables
5.	Trade and other receivables

	June 30, 2020	December 31, 2019
	$	$
Trade accounts receivable (net of expected credit losses of $60 (December 31, 2019 - $55))	121	210
Value added tax and income tax receivable	519	254
Other	174	194
	814	658